Income tax and social contribution	12 Months Ended
Dec. 31, 2021
Income tax and social contribution

21	Income tax and social contribution

Current income tax and social contribution

Current income tax and social contribution assets and liabilities are measured by the amount expected to be refunded or paid to the tax authorities. The tax rates and laws adopted to calculate tax are those effective or substantially effective, at the balance sheet dates.

Income taxes in Brazil consist of Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”), calculated based on taxable income, at the statutory rates set forth in the legislation in force: 15% on taxable income plus an additional 10% on annual taxable income exceeding R$ 240 for IRPJ, and 9% for CSLL.

Deferred income tax and social contribution

Deferred income tax and social contribution are generated by temporary differences, at the end of the reporting periods, between the tax bases of assets and liabilities, carrying amounts and all unused tax losses, to the extent it is probable that taxable income will occur from which temporary differences and unused tax losses can be deducted; except when deferred income tax and social contribution referring to the deductible temporary difference results from the initial recognition of an asset or liability in an operation which is not a business combination and, at the moment of operation, neither affects the accounting profit nor the tax income or loss.

With respect to deductible temporary differences associated with investments in subsidiaries, deferred income tax, and social contribution are recognized only if temporary differences can be reversed in the foreseeable future and taxable income will be available from which temporary differences can be used.

The carrying amount of deferred income tax and social contribution assets is reviewed at the end of each reporting period and reduced since it is no longer probable that taxable income will be sufficient to allow the use of total or part of deferred income tax and social contribution. Non-recognized deferred income tax and social contribution assets are re-assessed at the end of the reporting period and again recognized, since it is probable that future taxable income will allow the recovery of these assets.

Accumulated loss carryforwards from deferred income tax and social contribution do not expire no limitation period, but their utilization, as provided for by laws, is restricted to 30% of taxable income of each year for Brazilian legal entities and refer to their subsidiaries which have tax planning to use these balances.

Deferred taxes relating to items directly recognized in shareholders’ equity are also recognized in shareholders’ equity, and not in the statement of operations.

Deferred income tax and social contribution assets and liabilities are offset if there is any legal or contractual right to offset the tax assets against the income tax liabilities, and deferred assets refer to the same taxpayer entity and the same tax authority.

Due to the nature and complexity of the Company’s businesses, differences between effective results and assumptions adopted or future alterations of these assumptions may result in future adjustments to tax revenue and expenses already recorded. The Company set up provisions, based on reasonable estimates for taxes due. The value of these provisions is based on several factors, such as the experience of previous inspections and different interpretation of tax regulation by taxpayer entity and related tax authority. These different interpretations can refer to a wide variety of issues, depending on the conditions in force at the home of the respective entity.

21.1	Reconciliation of income tax and social contribution expense

	For the year ended December 31,
	2021	2020	2019

Earnings before income tax and social contribution	1,849	1,625	1,502
Expense of income tax and social contribution	(629)	(553)	(511)
Adjustments to reflect the effective rate
Tax fines	(1)	(1)	(2)
Share of profits	16	105	84
Interest on Equity	22	—	—
ICMS subsidy - tax incentives (i)	241	—	—
Interest Selic credits (ii)	81	—	—
Credits of monetary corrections	11	—	—
Tax benefits	22	29	—
Other permanent differences	(2)	(16)	3
Effective income tax	(239)	(436)	(426)
Income tax and social contribution for the year
Current	(366)	(704)	(293)
Deferred	127	268	(133)

Income tax and social contribution expenses	(239)	(436)	(426)
Effective rate	12,9%	26.8%	28.4%

(i)	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law n° 160/17 and Law n°. 12,973/14. At the year ended December 31, 2021, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted in the tax incentive reserve (see note 22.4).
(ii)	The credit refers to the decision general repercussion of STF which understood that the SELIC interest arising from the repetition of undue payment, have the nature of emergent damage. Therefore, there is no incidence of IRPJ and CSLL on the interest portion.

21.2	Breakdown of deferred income tax and social contribution

Key components of deferred income tax and social contribution in the balance sheets are the following:

	As of December 31,
	2021			2020
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	167	—	167	—	—	—
Provision for legal proceedings	59	—	59	81	—	81
Exchange rate variation	—	(7)	(7)	26	—	26
Goodwill tax amortization	—	(317)	(317)	—	(315)	(315)
Fair value adjustment	1	—	1	—	(2)	(2)
Property, plant and equipment, intangible and investment properties	33	—	33	37	—	37
Unrealized gains with tax credits	—	(28)	(28)	—	(60)	(60)
Cash flow hedge	—	(26)	(26)	—	(20)	(20)
Lease net of right of use	150	—	150	131	—	131
Modification debt effects - IFRS 9	—	—	—	24	—	24
Others	13	—	13	16	—	16
Gross deferred income tax and social contribution assets (liabilities)	423	(378)	45	315	(397)	(82)
Compensation	(378)	378	—	(315)	315	—

Net deferred income tax and social contribution assets (liabilities), net	45	—	45	—	(82)	(82)

Management has assessed the future realization of deferred tax assets, considering the projections of future taxable income. This assessment was based on information from the strategic planning report previously approved by the Board of Directors of Sendas Distribuidora.

The Company estimates the recovery of the deferred tax assets as of December 31, 2021 as follows:

Years	Amounts
Up to 1 year	26
From 1 year to 2 years	225
From 4 years to 5 years	5
More than 5 years	167
423

21.3	Rollforward

	For the year ended December 31,
	2021	2020	2019
At the beginning of the year	(82)	(1,191)	(265)
Benefits (expenses) in the year	127	372	(162)
Corporate reorganization	—	45	—
Deconsolidation	—	883	—
Purchase partnership	—	—	(747)
Conversion currency adjustment	—	—	(18)
Exchange variation	—	(193)	—
Others	—	2	1
At the end of the year	45	(82)	(1,191)